Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

4.Summary of Significant Accounting Policies

The consolidated Group financial statements have been prepared under the historical cost basis, as modified by the recognition of certain financial instruments measured at fair value and are presented in United States Dollar (“USD”) which is the Group’s presentation currency. All values are rounded to the nearest thousands, except where otherwise indicated.

The principal accounting policies adopted in the preparation of these financial statements are set out below. These policies have been consistently applied to all the years presented, unless otherwise stated.

Revenue Recognition

Revenue is primarily derived from the following sources: (1) capitation revenue from value-based care services, (2) software license fees for the provision of AI services, and (3) patient revenues from the provision of clinical services.

Revenue is recognized upon transfer of control of services to customers in an amount that reflects the consideration which the Group expects to receive in exchange for those services.

Contract assets are recognized when there is an excess of revenue earned over billings on contracts where the rights are conditional on something other than passage of time. Contract assets primarily relate to the Group's rights to consideration for work performed but subject to customer acceptance at the reporting date.

Income received in advance (“contract liability”) is recognized when there are billings in excess of revenues earned for services rendered.

The Group’s contracts with customers could include promises to transfer multiple services to a customer. The Group assesses the services promised in a contract and identifies distinct or bundled performance obligations in the contract. Identification of these performance obligations involves judgement to determine the promises and the ability of the customer to benefit independently from such promises. If multiple performance obligations are identified in the contract the transaction price is allocated to each performance obligation on a relative stand-alone selling price basis, for which the Group recognizes revenue as or when the performance obligations under the contract are satisfied. Transaction prices are adjusted for the effects of a significant financing component if we expect, at contract inception, that the period between the transfer of the promised goods or services to the customer and when the customer pays for that service will be more than one year.

The Group exercises judgement in determining whether the performance obligation is satisfied at a point in time or over a period of time. The Group considers indicators such as how a customer consumes benefits as services are rendered, existence of enforceable rights to payment for performance to date, transfer of significant risks and rewards to the customer and acceptance of delivery of the service by the customer.

Value-based Care Revenue

Value-based care (“VBC”) revenue consists primarily of per member per month (“PMPM”) allocations for care management services by the Group under arrangements with various customers. Under the typical capitation arrangement, we are entitled to PMPM fees to provide a defined range of VBC services to attributed members. PMPM fees are based upon fixed rates per member or a percentage of the per member premium of the health plan and are not dependent upon the volume of specific care services provided. In addition, the arrangements usually include payments dependent on factors such as the health of our members, our ability to realize savings in healthcare spend for those members and the achievement of certain quality performance metrics. Unlike clinical services revenue discussed below, the Group accepts partial or full financial risk (either global or professional) for members attributed to our VBC services in exchange for a fixed monthly allocation, which means we are responsible for the cost of all covered services provided to members.

In general, the Group considers all VBC revenue contracts as containing a single performance obligation to stand ready to provide managed VBC services to the attributed members. This performance obligation is satisfied over time as the Group stands ready to fulfill its obligation to the attributed members as a group. Accordingly, the Group recognizes revenue in the month in which attributed members are entitled to receive VBC services during the contract term.

Part of the consideration received under VBC revenue contracts is variable as the contracts contain provisions dependent on factors such as the health of our members, our ability to realize savings in healthcare spend for those members and the achievement of certain quality performance metrics. VBC revenue is estimated using the most likely amount methodology and amounts are only included in revenue to the extent that it is highly probable that a significant reversal of cumulative revenue will not occur once any uncertainty is resolved. Such uncertainties may only be resolved several months after the end of the reporting period because of the availability of sufficient reliable data relating to factors such as quality metrics, member specific attributes and healthcare service costs. Subsequent changes in VBC revenue and the amount of PMPM revenue to be recognized by the Company are reflected in subsequent periods.

VBC revenue is recognized gross when it is assessed that the performance obligation relates to the whole of the patient journey with the Group responsible for arranging, providing and controlling the VBC services provided to the attributed members, with expenses payable to other healthcare providers.

Software Licensing Revenue

Under IFRS 15, Revenue from Contracts with Customers (“IFRS 15”) the Group must determine whether the Group’s promise to grant a software license provides its customer with either a right to access the Group’s intellectual property (“IP”) or a right to use the Group’s IP. A software license will provide a right to access the IP if there is significant development of the IP expected in the future, whereas for a right to use, the IP is to be used in the condition it is at the time the software license is signed and made available to the customer. Our license fee revenue consists of artificial intelligence (“AI”) services that are provided on a continuous basis for the contractual period. Where we have determined that the customer obtains a right to access our AI services, we recognize revenue on a straight-line basis over the contractual term beginning when the customer has access to the service. Where we identify that the customer obtains a right to use license, we recognize revenue from the license upfront at the point in time at which the license is granted and the software is made available to the customer. Any contract specific revenue relating to localization of services prior to the commencement of software license term is not deemed to be distinct from the software license contract and is consequently also recognized over the software license term. Efforts to satisfy performance obligations are expended evenly throughout the performance period and so the performance obligation is considered to be satisfied evenly over time.

In some cases, we have concluded that upfront payments included in software license contracts with customers have a significant financing component considering the period between the upfront payment and the services provided, when the contract term is more than one year. As a result, the transaction price must be adjusted to account for the time value of money by using an appropriate discount rate. The discount rate utilized is determined based on the rate that would be reflected in a separate financing transaction with the customer. When a significant financing component exists, we recognize a contract liability for the entire upfront cash payment received, excluding the amount relating to the financing component from the transaction price. Additionally, interest expense is recognized over the duration of the contract under the amortized interest method.

Clinical Service Revenue

Clinical service revenue represents clinical services provided to our business and private patients under an arrangement and is recognized when the services are rendered. Our clinical service fees are based on PMPM subscription fees and fees per appointment (“fee-for-service”). PMPM subscription fees give members access to our clinical services over the contractual period as set forth in the arrangement, recognized monthly based on the number of members covered by the plan in a given month. Fee-for-service is based on contracted rates determined in agreed-upon compensation schedules and is recognized when the services are rendered at a point in time. In arrangements where PMPM subscription fees are charged we assess whether any of the transaction price should be allocated to software licensing revenue and allocate on a contract by contract basis.

Cost of Care Delivery

Cost of care delivery primarily consists of claims costs from physicians and other health professionals in our provider network and costs incurred in connection with our provider network operations, including rent, insurance and other direct costs incurred in the delivery of patient care. Cost of care delivery is mainly driven by patient activity and required medical services that are relatively variable. Costs incurred relating to the delivery of VBC services is recognized as an expense within cost of care delivery over time as the expense is incurred.

Grant Income

We recognize income related to grants on a systematic and rational basis when it becomes probable that we have complied with the terms and conditions of the grant and in the period in which the corresponding costs or income related to the grant are recognized. We receive grants in the form of cash contributions towards outreach projects and tax credits for certain qualifying research and development expenditures. These grants are recognized as non-current deferred grant income liability, released either over the period of the grant contract or over the same period that the related capitalized development costs are amortized. The offset to the release of the long term deferred grant income liability is recognized as revenue for outreach grants and a reduction in Platform & application expenses for tax credits.

Platform & Application Expenses

Platform & application expenses are costs of revenue for our digital healthcare platform. These costs primarily include employee-related salaries, benefits, stock-based compensation, and contractor and consultant expenses that are engaged in providing professional services related to support and maintenance of the digital healthcare platform. These costs also include third-party application costs, hosting services, and other direct costs. The amortization of capitalized development costs are also included in Platform & application expenses.

Expenditure on development activities, whereby research findings are applied to a plan or design for the production of new or substantially improved products and processes, is capitalized if the product or process is technically and commercially feasible and if the Group has sufficient resources to complete the development. Capitalized development costs are recorded as intangible assets and amortized from the point at which the development is complete, and the asset is available for use. Costs are capitalized based on a model whereby a percentage is allocated to employee related expenses based on the time spent on the development of assets. Subsequent expenditure on capitalized intangible assets is capitalized only when it increases the future economic benefits embodied in the specific asset to which it relates. All employee expenses included in this balance relate to employees in the product and technology departments, and the percentage attributable varies dependent on the nature of the work performed and the type of asset being developed. Expenses that do not meet the criteria for capitalization are expensed as incurred within Platform & application expenses.

The technical feasibility of a new product is determined by a management team consisting of product, technology, and finance leads based on understanding the availability of adequate technical, financial and other resources required to develop the product. The commercial feasibility of a new product is determined by understanding how this product feeds into Babylon’s current offering. Commercial leads ascertain market interest by evaluating against existing and potential customer requirements. Feasibility is challenged with input from finance leads to verify the underlying financial implications of development and assess viability. Once the technical and commercial feasibility has been established and the project has been approved for commencement, the project moves into the development phase.

As described in Note 3, development costs of $34.0 million (2020: $43.0 million) were capitalized during the year for those development and technology expenses that were deemed technologically feasible and probable of generating future economic benefits. During the period of development, the asset is tested for impairment at least annually.

Research & Development Expenses

Research & development expenses primarily included employee-related salaries, benefits, stock-based compensation, and contractor and consultant expenses that are engaged in performing activities to develop and improve the Group’s digital healthcare platform. These costs also include third-party application costs, hosting services, and other indirect costs. Research costs and development costs that do not meet the criteria for capitalization are expensed as incurred within Research & development expenses.

Sales, General & Administrative Expenses

Sales, general & administrative expenses include employee-related expenses, contractors and consultants expense, stock-based compensation, property and facility related expenses, IT and hosting, marketing, training and recruiting expenses. Enterprise IT and hosting costs are primarily software subscriptions, domain and hosting costs. Our Sales, general & administrative expenses also include depreciation of property, fixtures and fittings and amortization of acquired intangible assets.

Claim Expenses and Claims Payable

Claims expense, presented within Cost of care delivery, and Claims payable includes costs for third party healthcare service providers who provide medical care to our members for which the Group is contractually obligated for financial risks relating to the medical services provided. The estimated reserve for IBNP claims is included in the liability for unpaid claims in the Consolidated Statement of Financial Position. Actual claims expense will differ from the estimated liability due to factors in estimated and actual member utilization of health care services, the amount of charges and other factors. We determine our estimates through a variety of actuarial models based on medical claims history to ensure our estimates represent the best, most reasonable estimate given the data available to us at the time the estimates are made.

Taxation

Tax on the Consolidated Statement of Profit and Loss for the year comprises current and deferred tax. Tax is recognized in the Consolidated Statement of Profit and Loss except to the extent that it relates to items recognized directly in equity, in which case it is recognized in equity.

Current tax is the expected tax payable or receivable on the taxable income or loss for the year, using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable in respect of previous years.

Deferred tax is provided on temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. The following temporary differences are not provided for: the initial recognition of goodwill; the initial recognition of assets or liabilities that affect neither accounting nor taxable profit other than in a business combination, and differences relating to investments in subsidiaries to the extent that they will probably not reverse in the foreseeable future. The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the reporting date.

Expenditures incurred for R&D activities have been claimed and will be reimbursed through the U.K. research and development expenditure credit scheme (the “RDEC Scheme”). Under the RDEC Scheme tax relief is given at 12.0% (up to April 1, 2020) and 13.0% (after April 1, 2020) of allowable R&D costs, which may result in a payable tax credit at an effective rate of 7.8% of qualifying expenditure for the year ended December 31, 2021. The Group recognizes the gross amount as Deferred grant income on the Consolidated Statement of Financial Position and as a reduction to Platform & application expenses over the period of expected benefit from the expenditure. The related tax charge on the credit is recognized in the year of the tax credit.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the temporary difference can be utilized.

Net Loss Per Share

Basic net loss per share is computed by dividing the net loss by the weighted-average number of shares of ordinary shares of the Group outstanding during the period. Diluted net loss per share is computed by giving effect to all potential ordinary shares, including outstanding stock options, warrants and convertible notes, to the extent dilutive. Basic and diluted net loss per share was the same for each period presented as the inclusion of all potential ordinary shares outstanding would have been anti-dilutive. We have included shares issuable for little or no cash consideration upon the satisfaction of certain conditions (contingently issuable shares), including options and warrants, within the computation of basic net loss per share as of the date that all necessary conditions have been satisfied (in essence, when issuance of the shares is no longer contingent).

Comprehensive Loss

Comprehensive loss consists of cumulative translation gains or losses. Unrealized gains or losses are net of any reclassification adjustments for realized gains and losses included in the Consolidated Statement of Profit and Loss.

Segment Reporting

IFRS 8, Operating Segments (“IFRS 8”) requires an entity to report financial and descriptive information about its reportable segments, which are operating segments or aggregations of operating segments that meet specified criteria. Operating segments are components of an entity about which separate financial information is available that is evaluated regularly by the Chief Operating Decision Maker (“CODM”). According to IFRS 8, the CODM represents a function whereby strategic decisions are made, and resources are assigned. The CODM function is carried out by the Group’s Chief Executive Officer.

Segment information is presented based on information used by the CODM in its decision-making processes. The CODM is responsible for the Group’s key strategic and business decisions and driving the direction and growth of the Group. These include but are not limited to international growth, new services, material business agreements and corporate and management structures. The CODM’s key decisions are based on the monthly management accounts in which segment information is presented on the basis of geographic areas. Each segment derives its revenues from software license fees for the provision of AI services, patient revenues from the provision of clinical services and VBC services provided by the segment which may differ from the geographic location of the customer. Earnings before depreciation, amortization, net finance income (costs), and income taxes (“EBITDA”) is used to measure performance of each segment because the Group believes that this information is most relevant in evaluating the results of the respective segments. The accounting policies for segment information, including transactions entered between segments are generally the same as those described in the summary of significant accounting policies. The CODM is not provided with total assets and liabilities by segment, and therefore the disclosures below do not include these measures.

Segment information is reported from a geographic presence perspective. The Group’s results are provided to CODM disaggregated by geographic region, including the United Kingdom (“UK”), the United States of America (“US”), Canada (until the disposal of our Canadian subsidiary), Rwanda, and Singapore. The Group assessed the geographical segments within the aggregation guidance provided in IFRS 8 and determined that the UK and U.S. segments each exceed the quantitative thresholds and represent individual reportable segments. The remaining geographical regions individually and in aggregate do not exceed the quantitative thresholds for reportable segments. Therefore, the UK and the U.S. segments are the Group’s reportable segments for the purposes of these Consolidated Financial Statements.

Business Combinations

The acquisition consideration is measured at fair value which is the aggregate of the fair values of the assets transferred, the liabilities incurred or assumed and the equity interests in exchange for control. The consideration transferred includes the fair value of any asset or liability resulting from a contingent consideration arrangement. Any contingent consideration to be transferred by the Group is recognized at fair value at the acquisition date. Subsequent changes to the fair value of the contingent consideration are recognized in the Consolidated Statement of Profit and Loss.

The consideration transferred in a business combination shall be measured at fair value, which shall be calculated as the sum of the acquisition-date fair values of the assets transferred by the acquirer, the liabilities incurred by the acquirer to former owners of the acquiree and the equity interests issued by the acquirer. The allocation process requires an analysis of acquired contracts, customer relationships, contractual commitments, and legal contingencies to identify and record the fair value of all assets acquired and liabilities assumed. In valuing acquired assets and assumed liabilities, fair values are based on, but are not limited to, future expected cash flows, current replacement cost for similar capacity for certain fixed assets, market rate assumptions for contractual obligations, and appropriate discount rates and growth rates.

Where the consideration transferred, together with the non-controlling interest, exceeds the fair value of the net assets, liabilities and contingent liabilities acquired, the excess is recorded as goodwill. Acquisition related costs are expensed as incurred and classified as Sales, general & administrative expenses in the Consolidated Statement of Profit and Loss.

Goodwill is capitalized as a separate item in the case of subsidiaries. Goodwill is denominated in the currency of the operation acquired.

If the business combination is achieved in stages, the acquisition date carrying value of the acquirer’s previously held equity interest in the acquiree is remeasured to fair value at the acquisition date. Any gains or losses arising from such remeasurement are recognized in the Consolidated Statement of Profit and Loss. When the Group increases its ownership interests held in one of its consolidated subsidiaries, any difference between the consideration given and the aggregate carrying value of the assets and liabilities of the acquired entity at the date of the transaction is included in equity in retained earnings.

Property, Plant and Equipment

Property, plant and equipment is stated at historical cost, which includes capitalized borrowing costs, less accumulated depreciation and any accumulated impairment losses.

Subsequent expenditure is capitalized only if it is probable that the future economic benefits associated with the expenditure will flow to the Group and the cost of the item can be measured reliably. The carrying amount of any component accounted for as a separate asset is derecognized when replaced. All other repairs and maintenance are charged to the Consolidated Statement of Profit and Loss during the reporting period in which they are incurred.

Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets as follows:

– Computer equipment	3 years
– Fixtures and fittings	3 – 5 years
– Deployed machinery	4 years

At the end of each reporting period, the depreciation method, useful life and residual value of each asset is reviewed. Any revisions are accounted for prospectively as a change in estimate.

An asset’s carrying amount is written down immediately to its recoverable amount if the asset’s carrying amount is greater than its estimated recoverable amount.

When an asset is disposed of, the gain or loss is calculated by comparing proceeds received with its carrying amount and is recognized in the Consolidated Statement of Profit and Loss.

Other Intangible Assets

Intangible assets resulting from capitalized development costs in the normal course of business are recorded at historical cost. Intangible assets acquired in a business combination are recognized at fair value at the acquisition date. Following initial recognition, intangible assets are carried at cost less any accumulated amortization and accumulated impairment losses.

The useful lives of intangible assets are assessed as either finite or indefinite.

Intangible assets with finite lives are amortized on a straight-line basis over the useful economic life and assessed for impairment whenever there is an indication that the intangible asset may be impaired. The amortization period and the amortization method for an intangible asset with a finite useful life are at least reviewed at the end of each reporting period. The amortization expense on intangible assets with finite lives is recognized in Sales, general & administrative expenses.

The useful lives of the Group’s intangible assets are:

– Development costs	1–10 years
– Developed technology	5 years
– Customer relationships	15 years
– Trade names	5–11 years
– Physician network	3–10 years
– Licenses	1–2 years

An intangible asset is derecognized upon disposal (i.e., at the date the recipient obtains control) or when no future economic benefits are expected from its use or disposal. Any gain or loss arising upon derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the asset) is included in the Consolidated Statement of Profit and Loss.

Goodwill

Goodwill is measured as described in “Business combinations” above. Goodwill on acquisitions of subsidiaries is included in intangible assets. Goodwill is not amortized and is reviewed for impairment at least annually as of October 1 or more frequently if triggering events occur or impairment indicators exist. Gains and losses on the disposal of an entity include the carrying amount of goodwill relating to the entity sold.

For the purpose of impairment testing, goodwill acquired in a business combination is allocated to each of the cash generating units (“CGUs”), or groups of CGUs, that is expected to benefit from the synergies of the combination. Each unit or group of units represents the lowest level within the entity at which the goodwill is monitored for internal management purposes.

Trade Receivables

We use a forward-looking expected credit loss (“ECL”) model in determining our allowance for doubtful accounts as it relates to trade receivables, contract assets, and other financial assets. Our allowance is based on historical experience, and includes consideration of the aging of the receivables, the economic environment, industry trend analysis, and the credit history and financial conditions of the customers among other factors. We measure an impairment loss as the excess of the carrying amount over the present value of the estimated future cash flows discounted using the financial asset’s original discount rate, and we recognize this loss in our Consolidated Statement of Profit and Loss. A financial asset is written-off or written-down to its net realizable value as soon as it is known to be impaired. We adjust previous write-downs to reflect changes in estimates or actual experience. Our allowance for doubtful accounts is not material.

Non-current Assets Held for Sale and Disposal Groups

Non-current assets and disposal groups are classified as held for sale when:

●	They are available for immediate sale,
●	Management is committed to a plan to sell,
●	It is unlikely that significant changes to the plan will be made or that the plan will be withdrawn,
●	An active program to locate a buyer has been initiated,
●	The asset or disposal group is being marketed at a reasonable price in relation to its fair value, and
●	A sale is expected to complete within 12 months from the date of classification.

Non-current assets and disposal groups classified as held for sale are measured at the lower of their carrying amount immediately prior to being classified as held for sale in accordance with the Group’s accounting policy; and fair value less costs of disposal.

An impairment loss is recognized for any initial or subsequent write-down of the asset (or disposal group) to fair value less costs to sell. A gain is recognized for any subsequent increases in fair value less costs to sell of an asset (or disposal group), but not in excess of any cumulative impairment loss previously recognized. A gain or loss not previously recognized by the date of the sale of the non-current asset (or disposal group) is recognized at the date of derecognition.

Following their classification as held for sale, non-current assets (including those in a disposal group) are not depreciated. Interest and other expenses attributable to the liabilities of a disposal group classified as held for sale continue to be recognized.

Cash and Cash Equivalents

Cash and cash equivalents consist of highly liquid investments with original maturities of three months or less from the date of purchase. As of December 31, 2021, the Group had restricted cash of $0.3 million (2020: $0.0 million).

Impairment of Non-financial Assets Excluding Deferred Tax Assets

Assets that are subject to depreciation or amortization are reviewed for impairment whenever events or changes in circumstances indicate that carrying values may not be recoverable. An impairment loss is recognized for the amount by which the asset’s carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset’s fair value less costs of disposal (market value) and value in use determined using estimates of discounted future net cash flows of the asset or group of assets to which it belongs. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are largely independent cash inflows (cash-generating units).

Employee Benefits

Defined Contribution Plans

Obligations for contributions to defined contribution pension plans are recognized as an expense in the Consolidated Statement of Profit and Loss in the periods during which services are rendered by employees.

Short-term Benefits

Short-term employee benefits are expensed as the related service is provided. A liability is recognized for the amount expected to be paid if the Group has a present legal or constructive obligation to pay this amount as a result of past service provided by the employee and the obligation can be estimated reliably.

Share-based Payment Transactions

The Group and the Company operates an equity compensation scheme. It issues equity settled share-based payments to both employees and non-employees within the Group, whereby services are rendered in exchange for rights to purchase shares of the Company, which are primarily composed of restricted stock awards and options. Non-employees include contractors and advisors.

The grant date fair value of share-based payment awards granted to employees is recognized as an employee expense, with a corresponding increase in equity, over the period that the employees become unconditionally entitled to the awards, net of estimated forfeitures. The fair value of the options granted is measured using an option valuation model, taking into account the terms and conditions upon which the options were granted. The amount recognized as an expense is adjusted to reflect the actual number of awards for which the related service and non-market vesting conditions (if applicable) are expected to be met, such that the amount ultimately recognized as an expense is based on the number of awards that do meet the related service and non-market performance conditions at the vesting date. Compensation expense associated with equity compensation awards is recognized on a straight-line basis over the requisite period. The forfeitures rate is estimated and revised at each reporting date based on historical actuals. For share-based payment awards with non-vesting conditions, the grant date fair value of the share-based payment is measured to reflect such conditions, and there is no true-up for differences between expected and actual outcomes.

Valuation of Ordinary Shares

As there has been no public market for the Group’s ordinary shares prior to October 21, 2021, the estimated fair value of the ordinary shares has been determined by the Board of Directors as of the date of each grant, with input from management, considering the most recently available third-party valuations of the Group’s ordinary shares, and the assessment of additional objective and subjective factors that they believed were relevant and which may have changed from the date of the most recent valuation through the date of the grant.

Foreign Currency

Transactions in foreign currencies are translated to the respective functional currencies of Group entities at the foreign exchange rate ruling at the date of the transaction. Monetary assets and liabilities denominated in foreign currencies at the reporting date are retranslated to the functional currency at the foreign exchange rate ruling at that date. Non-monetary assets and liabilities that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the transaction. Non-monetary assets and liabilities denominated in foreign currencies that are stated at fair value are retranslated to the functional currency at foreign exchange rates ruling at the dates the fair value was determined. Foreign exchange differences arising on translation are recognized in the Consolidated Statement of Profit and Loss.

The assets and liabilities of foreign operations, including goodwill and fair value adjustments arising on consolidation, are translated to the Group’s presentational currency, United States Dollars, at foreign exchange rates ruling at the reporting date. The revenues and expenses of foreign operations are translated at an average rate for the year where this rate approximates to the foreign exchange rates ruling at the dates of the transactions. Foreign exchange differences arising on translation are recognized as other comprehensive loss.

Provisions

A provision is recognized in the Consolidated Statement of Financial Position when the Group has a present legal or constructive obligation as a result of a past event, that can be reliably measured, and it is probable that an outflow of economic benefits will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects risks specific to the liability.

Equity Issuance Costs

The Group recognizes incremental external costs directly attributable to an equity issuance transaction as a deduction from equity. Any transaction costs are therefore deducted from share premium where possible to do so.

Debt Issuance Costs

The Group recognizes incremental external costs directly attributable to a debt issuance transaction as a reduction of the carrying value of the related debt liability. The costs are amortized over the life of the debt using the effective interest rate method. The amortized costs are reported as Finance costs on the Consolidated Statement of Profit and Loss.

Leases

Our lease contracts primarily include real estate leases for buildings and are accounted for under IFRS 16, Leases (“IFRS 16”).

We assess whether a contract is or contains a lease, at inception of a contract. We recognize a right-of-use asset and a corresponding lease liability with respect to all lease agreements in which we are the lessee, except for short-term leases (defined as leases with a lease term of 12 months or less) and leases of low value assets. For these leases, we recognize the lease payments as an operating expense on a straight-line basis over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased asset are consumed.

Financial Instruments

Derivatives

Derivatives are initially measured at fair value and are subsequently remeasured to fair value at each reporting date. Warrants are derivatives that give the holder the right, but not the obligation to subscribe to the Company’s Ordinary Shares at a fixed or determinable price for a specified period. Changes in fair value are recognized in Change in fair value of warrant liabilities in the Consolidated Statement of Profit and Loss.

For warrants that are tradeable, fair value is determined using market price on the NYSE under the ticker BBLN.W. For non-tradeable warrants, fair value is determined based on the terms of the warrants. For non-tradeable warrants with identical terms to the tradeable warrants, fair value is determined using market price of the tradeable warrants. For non-tradeable warrants with terms that are not identical to the tradeable warrants, fair value is determined using a Monte Carlo simulation that takes into account the exercise price, the term of the warrant, the underlying share price (BBLN) at the measurement date, the risk-free rate, and a volatility rate derived from peer group companies.

Loans and Borrowings

Interest-bearing loans and borrowings are recognized initially at fair value, net of transaction costs incurred. Borrowings are subsequently carried at amortized cost; any difference between the proceeds (net of transaction costs) and the redemption value is recognized in the income statement over the period of the borrowings using the effective interest method.

Convertible Loan Notes

Under IAS 32, the liability and equity components of convertible loan notes must be presented separately on the Consolidated Statement of Financial Position. If the conversion option exchanges a fixed number of shares for a fixed amount of cash (“fixed for fixed”) then it is classified as an equity instrument. The Group has examined the terms of each issue of convertible loan notes and determined their accounting treatment accordingly.

The Group considers loans where the holder on the principal amount, for which there is no obligation to settle in cash, is also recognized in the share premium reserve. Upon redemption of the instrument and the issue of share capital, the amount is reclassified from the share premium reserve to share capital and share premium.

The Group considers convertible loans where the holder does have the option to repay in cash or where there is not a fixed for fixed conversion feature to be convertible debt instruments with an embedded equity conversion feature and recognizes the principal of the loan note as a debt liability in the liabilities section of the Consolidated Statement of Financial Position and the equity conversion feature as an equity derivative instrument that is measured at fair value through profit or loss. The accrued interest on the principal amount is recorded as interest expense in the Consolidated Statement of Profit and Loss and as an increase in the debt liability. Upon redemption of the instrument and the issue of share capital, the amount is reclassified from the debt liability to share capital and share premium.

Fair Value Measurements

The accounting standard regarding fair value of financial instruments and related fair value measurements defines financial instruments and requires disclosure of the fair value of financial instruments held by the Group. The accounting standards define fair value, establish a three-level valuation hierarchy for disclosures of fair value measurement and enhance disclosure requirements for fair value measures. The three levels are defined as follow:

●	Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.
●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.
●	Level 3 inputs to the valuation methodology are unobservable and significant to the fair value measurement.

Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. For assets and liabilities that are recognized in the financial statements at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the fair value hierarchy by re-assessing categorization at the end of each reporting period.

The carrying amounts reported in the Consolidated Statement of Financial Position for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The Group does not have any other material assets or liabilities that are recognized at fair value on a recurring basis.

New Standards and Interpretations Not Yet Adopted

The following new and amended standards have been issued but have not been applied by the Group in these Consolidated Financial Statements. Their adoption is not expected to have a material effect on the financial statements unless otherwise indicated.

●	Amendments to References to the Conceptual Framework in IFRS 3: Business Combinations, Amendments to IAS 16: Property, Plant and Equipment—Proceeds before Intended Use, and Annual Improvements to IFRS Standards 2018-2020 (effective date January 1, 2022)
●	Amendments to IAS 1: Presentation of Financial Statements: Classification of Liabilities as Current or Non-current and Classification of Liabilities as Current or Non-current, Amendments to Disclosure of Accounting Policies in IAS I: Presentation of Financial Statements and IFRS Practice Statement 2: Making Materiality Judgements, Amendments to Definition of Accounting Estimates in IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors, and Amendments to Deferred Tax related to Assets and Liabilities arising from a Single Transaction in IAS 12: Income Taxes (effective date January 1, 2023)
●	Amendments to Sale or Contribution of Assets between an Investor and its Associate or Joint Venture in IFRS 10: Consolidated Financial Statements and IAS 28: Investments in Associates and Joint Ventures (effective date deferred indefinitely)

The adoption of the following new and amended standards may have a material effect on the financial statements. The Company is still assessing the impact.

●	Amendments to IAS 37: Onerous Contracts — Cost of Fulfilling a Contract (effective date January 1, 2022)
●	IFRS 17: Insurance Contracts (effective date January 1, 2023)